Segment Information - Schedule of Segment Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [Line Items]
Operating revenues	₩ 28,547,908	₩ 26,724,473	₩ 26,595,245
Operating Income	2,528,658	640,058	1,428,449
Depreciation and Amortization	3,880,196	3,877,711	3,810,131
Operating segments
Disclosure of operating segments [Line Items]
Operating revenues	34,808,492	31,967,123	31,782,093
Operating Income	2,505,505	619,531	1,385,818
Depreciation and Amortization	4,013,680	3,986,388	3,928,820
Operating segments | ICT
Disclosure of operating segments [Line Items]
Operating revenues	19,591,818	18,928,705	18,698,964
Operating Income	1,457,108	432,809	1,193,333
Depreciation and Amortization	3,241,310	3,230,522	3,183,408
Operating segments | Finance
Disclosure of operating segments [Line Items]
Operating revenues	3,387,764	3,558,558	3,723,286
Operating Income	166,057	143,227	91,591
Depreciation and Amortization	28,888	33,629	37,150
Operating segments | Satellite TV
Disclosure of operating segments [Line Items]
Operating revenues	686,924	710,019	714,574
Operating Income	16,451	(107,397)	(70,170)
Depreciation and Amortization	44,496	48,121	52,871
Operating segments | Real estate
Disclosure of operating segments [Line Items]
Operating revenues	686,401	546,886	499,997
Operating Income	92,677	85,326	73,496
Depreciation and Amortization	71,128	69,363	70,653
Operating segments | Others
Disclosure of operating segments [Line Items]
Operating revenues	10,455,585	8,222,955	8,145,272
Operating Income	773,212	65,566	97,568
Depreciation and Amortization	627,858	604,753	584,738
Elimination
Disclosure of operating segments [Line Items]
Operating revenues	(6,260,584)	(5,242,650)	(5,186,848)
Operating Income	23,153	20,527	42,631
Depreciation and Amortization	₩ (133,484)	₩ (108,677)	₩ (118,689)